Note 9 - Segment Information (Detail) - Schedule of revenue by segment (USD $)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Revenues	$ 46,008	$ 37,782	$ 88,422	$ 88,478	$ 112,631	$ 130,718
U.S. Sales [Member]
Revenues			79,348			125,728
Overseas sales [Member]
Revenues			$ 9,294			$ 4,990